Vessels	6 Months Ended
Jun. 30, 2022
Vessels [Abstract]
Vessels

3.Vessels, net

The amounts reflected in Vessels, net in the accompanying consolidated balance sheets are analyzed as follows:

		Accumulated
	Vessel Cost	Depreciation	Net Book Value
Balance, December 31, 2021	$810,429	$(166,979)	$643,450

- Vessel additions	86,578	—	86,578
- Additions reclassified from Other Assets, Non-current	1,370	—	1,370
- Vessel transferred to held for sale (Note 2(d))	(29,160)	12,453	(16,707)
- Depreciation for the period	—	(17,375)	(17,375)
Balance, June 30, 2022	$869,217	$(171,901)	$697,316

During the six months ended June 30, 2022, the Company took delivery of Leonidas P.C., a 2011 built Kamsarmax dry bulk vessel, acquired for $22,000 plus expenses, and Florida, a 2022 built Capesize dry bulk vessel, acquired for $59,275 plus expenses, in agreements entered into with unrelated third parties in 2021. As of December 31, 2021, an amount of $16,287 was separately presented as advances for vessel acquisitions in the related consolidated balance sheet, relating to the acquisition of these vessels, which as of June 30, 2022, was reclassified to vessels, net. Florida was sold and leased back by the Company, pursuant to a sale and leaseback agreement dated March 15, 2022 (Note 5).

Additions also include vessel improvements which mainly relate to the implementation of ballast water treatment and other works necessary for the vessels to comply with new regulations and be able to navigate to additional ports. During the six months ended June 30, 2022, an amount of $1,370 related to equipment paid in a previous period but delivered on the vessels during the six months ended June 30, 2022 was reclassified from other non-current assets.